UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-10053
                                   811-10089

Name of Fund: Merrill Lynch Low Duration Fund of Merrill Lynch Investment
              Managers Funds, Inc.
              Low Duration Master Portfolio of Fund Asset Management Master
              Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
        Low Duration Fund of Merrill Lynch Investment Managers Funds, Inc. and Low Duration Master Portfolio of Fund Asset Management Master Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 06/30/04

Date of reporting period: 07/01/04 - 09/30/04

Item 1 - Schedule of Investments

                                                 Merrill Lynch Low Duration Fund
Schedule of Investments as of September 30, 2004

                                                 Beneficial
                                                  Interest     Mutual Funds                                                   Value
------------------------------------------------------------------------------------------------------------------------------------
                                                $ 799,780,996  Low Duration Master Portfolio                           $849,283,256
------------------------------------------------------------------------------------------------------------------------------------
                                                               Total Mutual Funds (Cost - $848,345,583) - 100.1%        849,283,256
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $848,345,583) - 100.1%                                                                        849,283,256

Liabilities in Excess of Other Assets - (0.1%)                                                                             (941,391)
                                                                                                                       ------------
Net Assets - 100.0%                                                                                                    $848,341,865
                                                                                                                       ============

Schedule of  Investments as of September 30, 2004
                                 Low Duration Master Portfolio (in U.S. dollars)

                              S&P      Moody's           Face
                              Ratings  Ratings         Amount  Asset-Backed Securities +                                      Value
------------------------------------------------------------------------------------------------------------------------------------
                              AAA      Aaa      $       1,837  Advanta Mortgage Loan Trust, Series 1998-2,
                                                               Class A17, 6.05% due 9/25/2018                          $      1,839
                              AAA      Aaa          1,081,151  CIT Equipment Collateral, Series 2002-VT1,
                                                               Class A3, 4.03% due 1/20/2006                              1,086,346
                              AAA      Aaa          4,078,806  CIT Group Home Equity Loan Trust, Series
                                                               2003-1, Class A2, 2.35% due 4/20/2027                      4,072,427
                                                               California Infrastructure Series 1997-1:
                              AAA      Aaa          1,262,560      PG&E-1, Class A7, 6.42% due 9/25/2008                  1,312,188
                              AAA      Aaa          1,066,697      SCE-1, Class A6, 6.38% due 9/25/2008                   1,110,010
                              AAA      Aaa          4,100,000  Capital One Auto Finance Trust, Series 2003-A,
                                                               Class A4A, 2.47% due 1/15/2010                             4,066,878
                              NR*      NR*          7,000,000  Capital One Master Trust, Series 2000-4, Class
                                                               C, 2.67% due 8/15/2008(a)(c)                               7,010,938
                              BBB      Baa2         6,600,000  Chase Credit Card Master Trust, Series 2003-1,
                                                               Class C, 2.97% due 4/15/2008(a)                            6,658,799
                                                               Chase Funding Mortgage Loan Asset-Backed
                                                               Certificates:
                              AAA      NR*          3,928,060      Series 1999-4, Class IA6, 7.407% due 9/25/2011         4,087,394
                              AAA      Aaa          1,806,065      Series 2002-3, Class 1A3, 3.55% due 3/25/2022          1,806,785
                                                               Chase Manhattan Auto Owner Trust:
                              A        A2           2,913,878      Series 2002-B, 4.24% due 1/15/2009                     2,947,814
                              A        A2           2,150,000      Series 2003-A, 2.04% due 12/15/2009                    2,124,823
                              AAA      Aaa            440,348  CityScape Home Equity Loan Trust, Series
                                                               1996-4, Class A10, 7.40% due 9/25/2027(c)                    439,850
                              AAA      Aaa            138,916  Countrywide Home Equity Loan Trust, Series
                                                               1999-A, 2.19% due 4/15/2025(a)                               139,004
                              AAA      Aaa          3,469,838  Countrywide Home Loans, Inc., Series 2003-R4, Class
                                                               1A1A, 2.216% due 7/25/2019                                 3,462,298
                                                               First Franklin Mortgage Loan Asset Trust (a):
                              AAA      Aaa          6,172,420      Series 2002-FF4, Class 2A2, 2.80% due 2/25/2033        6,186,154
                              AAA      Aaa          7,196,928      Series 2003-FF5, Class A2, 2.82% due 3/25/2034         7,206,356
                              BBB      Baa2         8,500,000  First National Master Note Trust, Series 2003-2,
                                                               Class C, 3.70% due 4/15/2009                               8,558,232
                              AAA      Aaa          6,759,247  GMAC Mortgage Corporation Loan Trust, Series 2003-HE2,
                                                               Class A2, 3.14% due 6/25/2025                              6,758,504
                              AAA      Aaa          2,660,184  IKON Receivables LLC, Series 2003-1, Class A3B, 2.33%
                                                               due 12/15/2007                                             2,658,390
                              AAA      Aaa          1,205,225  M & I Auto Loan Trust, Series 2001-1, Class A4, 4.97%
                                                               due 3/20/2007                                              1,215,959
                                                               MBNA Credit Card Master Note Trust:
                              BBB      Baa2         4,100,000      Series 2001-C3, Class C3, 6.55% due 12/15/2008         4,320,133
                              BBB      Baa2         7,000,000      Series 2002-C5, Class C5, 4.05% due 1/15/2008          7,077,455
                              AAA      Aaa          1,300,336  PSE&G Transition Funding LLC, Series 2001-1, Class A2,
                                                               5.74% due 3/15/2007                                        1,315,885
                                                               WFS Financial Owner Trust, Class B:
                              AA       Aa2          1,487,498      Series 2003-2, 2.48% due 12/20/2010                    1,485,332
                              AA       Aa2          6,941,201      Series 2003-4, 2.73% due 5/20/2011                     6,910,459
                              A        Aa3            921,399  Whole Auto Loan Trust, Series 2002-1, Class B, 2.91%
                                                               due 4/15/2009                                                922,563
------------------------------------------------------------------------------------------------------------------------------------
                                                               Total Asset-Backed Securities
                                                               (Cost-$95,085,547) -- 11.2%                               94,942,815
------------------------------------------------------------------------------------------------------------------------------------

                                                               Government & Agency Obligations
------------------------------------------------------------------------------------------------------------------------------------
                              AAA      Aaa         17,500,000  Federal Home Loan Mortgage Corporation, 1.75%
                                                               due 8/15/2005                                             17,416,525
                              AAA      Aaa         17,500,000  Federal National Mortgage Association, 1.875%
                                                               due 9/15/2005(b)                                          17,423,473
                                                               U.S. Treasury Notes (b):
                              AAA      Aaa          4,530,000      7% due 7/15/2006                                       4,882,488
                              AAA      Aaa          2,900,000      2.625% due 5/15/2008(e)                                2,857,521
------------------------------------------------------------------------------------------------------------------------------------
                                                               Total Government  & Agency Obligations
                                                               (Cost - $42,887,354) -- 5.0%                              42,580,007
------------------------------------------------------------------------------------------------------------------------------------

                                                               Government Agency Mortgage-Backed Securities+
------------------------------------------------------------------------------------------------------------------------------------
                                                               Federal Home Loan Mortgage Corporation:
                              AAA      Aaa         10,630,405      2.75% due 7/15/2018                                   10,309,205
                              AAA      Aaa          5,510,604      3.25% due 12/15/2013                                   5,460,576
                              AAA      Aaa          6,496,250      4% due 3/15/2014                                       6,434,639
                              AAA      Aaa          9,119,314      4% due 12/15/2022                                      9,113,171
                              AAA      Aaa         35,583,000      5% due 10/15/2019                                     36,127,847
                              AAA      Aaa         11,237,210      6% due 5/01/2016-6/01/2017                            11,784,357
                              AAA      Aaa          2,813,831      6.50% due 8/01/2016-2/01/2017                          2,978,476
                                                               Federal National Mortgage Association:
                              AAA      Aaa          3,722,003      2.01% due 11/25/2033                                   3,711,146
                              AAA      Aaa          7,614,074      3.50% due 11/25/2017                                   7,528,243
                              AAA      Aaa          5,890,024      4% due 3/25/2017                                       5,842,048
                              AAA      Aaa          8,500,000      4.50% due 11/25/2025                                   8,494,307
                              AAA      Aaa            642,294      5% due 3/25/2018                                         643,464
                              AAA      Aaa          1,033,159      6.50% due 8/01/2032-9/01/2032                          1,084,465
                              AAA      Aaa         11,017,281      8% due 7/01/2027-11/01/2032                           11,965,734

                                 Low Duration Master Portfolio (in U.S. dollars)

                              S&P      Moody's           Face
Industry++                    Ratings  Ratings         Amount  Government Agency Mortgage-Backed Securities+                  Value
------------------------------------------------------------------------------------------------------------------------------------
                                                               Government National Mortgage Association :
                              AAA      Aaa      $ 109,764,491      2.349% due 11/16/2007(a)(d)                         $  4,004,911
                              AAA      Aaa          5,035,181      2.848% due 6/16/2018                                   4,979,659
                              AAA      Aaa          4,380,630      3.313% due 4/16/2017                                   4,376,142
                              ------------------------------------------------------------------------------------------------------
                                                               Total Government  Agency Mortgage-Backed Securities
                                                               (Cost - $135,321,138) -- 15.9%                           134,838,390
                              ------------------------------------------------------------------------------------------------------

                                                               Non-Government Agency Mortgage-Backed Securities+
------------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage                                        Ameriquest Mortgage Securities Inc., Series 2004-FR1:
Obligations - 6.6%            AAA      Aaa          9,130,000      Class A3, 2.65% due 5/25/2034                          9,036,548
                              AAA      Aaa         11,000,000      Class A5, 4.455% due 5/25/2034                        10,914,355
                              AAA      Aaa            173,359  BlackRock Capital Finance LP, Series 1997-R2, Class
                                                               AP, 8.542% due 12/25/2035(a)(c)                              176,827
                              NR*      Aaa          4,500,000  CSFB Mortgage Securities Corporation, Series 2004-C3,
                                                               Class A2, 3.913% due 7/15/2036                             4,529,178
                              NR*      NR*             33,959  Housing Securities Inc., Series 1994-2, Class B1,
                                                               6.50% due 7/25/2009                                           29,650
                              SP-1+    Aaa            635,097  Ocwen Residential MBS Corporation, Series 1998-R2,
                                                               Class AP, 6.574% due 11/25/2034(a)(c)                        619,220
                              AAA      Aaa            372,676  PNC Mortgage Securities Corp., Series 1999-4, Class
                                                               1A5, 6.20% due 6/25/2029                                     373,448
                              AAA      Aaa          5,000,000  Permanent Financing PLC, Series 1, Class 2A, 4.20%
                                                               due 6/10/2007                                              5,101,893
                              SP-1+    Aaa             56,641  Salomon Brothers Mortgage Securities VI, Series
\                                                              1986-1, Class A, 6% due 12/25/2011                            56,558
                              AAA      Aaa          2,141,760  Structured Asset Securities Corporation, Series
                                                               2002-19, Class A1, 4.20% due 10/25/2032                    2,145,183
                                                               Structured Mortgage Asset Residential Trust:
                              AAA      Aaa              7,151      Series 1991-1, Class H, 8.25% due 6/25/2022                7,542
                              AAA      Aaa              5,804      Series 1992-3A, Class AA, 8% due 10/25/2007                6,006
                              NR*      NR*            138,495  Walsh Acceptance, Series 1997-2, Class A, 3.625%
                                                               due 3/01/2027(a)(c)                                           72,710
                                                               Washington Mutual, Inc.(a):
                              BB       NR*            406,015      Series 2000-1, Class B1, 2.24% due 1/25/2040(c)          401,828
                              AAA      Aaa         22,602,052      Series 2004-AR3, Class A1, 3.918% due 6/25/2034       22,402,939
                                                                                                                       -------------
                                                                                                                         55,873,885
------------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage-Backed    AAA      Aaa          2,077,676  Banc of America Commercial Mortgage Inc., Series
Securities - 3.0%                                              2000-1, Class A1A, 7.109% due 11/15/2008                   2,254,488
                              NR*      Aaa          6,646,619  Banc of America Mortgage Securities, Series 2003-J,
                                                               Class 2A1, 4.167% due 11/25/2033(a)                        6,649,447
                              AAA      Aaa            917,220  CS First Boston Mortgage Securities Corp Series.,
                                                               2001-CK6, Class A1, 4.393% due 7/15/2006                     923,180
                              NR*      Aaa            687,161  First Union NB-Bank of America Commercial Mortgage
                                                               Trust, Series 2001-C1, Class A1, 5.711% due 3/15/2033        722,283
                              AAA      NR*          1,728,288  GS Mortgage Securities Corporation II, Series 1998-C1,
                                                               Class A1, 6.06% due 10/18/2030                             1,768,753
                              AAA      Aaa          8,300,000  Greenwich Capital Commercial Funding Corporation
                                                               Series 2004-GG1, Class A2, 3.835% due 6/10/2036            8,379,011
                              AAA      NR*          2,006,742  Nomura Asset Securities Corporation, Series 1995-MD3,
                                                               Class A1B, 8.15% due 4/04/2027                             2,041,942
                              AAA      Aaa          3,075,057  Saxon Asset Securities Trust, Series 2002-3, Class
                                                               AV, 2.24% due 12/25/2032(a)                                3,080,905
                                                                                                                       -------------
                                                                                                                         25,820,009
------------------------------------------------------------------------------------------------------------------------------------
Stripped-                     AAA      Aaa         86,381,527  CS First Boston Mortgage Securities Corp Series
Mortgage-Backed                                                2003-CPN1, Class ASP, 1.584% due 3/15/2035(a)(d)           5,342,015
Securities - 1.6%             AAA      Aaa         35,000,000  Greenwich Capital Commercial Funding Corporation
                                                               Series 2002-C1, Class XP, 2.059% due 1/11/2035(a)(d)       2,942,443
                              AAA      NR*         85,000,000  LB-UBS Commercial Mortgage Trust, Series 2002-C4,
                                                               Class XCP, 1.475% due 10/15/2035(a)(d)                     4,963,380
                                                                                                                       -------------
                                                                                                                         13,247,838
                              ------------------------------------------------------------------------------------------------------
                                                               Total Non-Government Agency Mortgage-Backed Securities
                                                               (Cost - $95,301,796) -- 11.2%                             94,941,732
------------------------------------------------------------------------------------------------------------------------------------

                                                               Corporate Bonds & Notes
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.7%    AAA      Aaa          2,092,551  BAE Systems 2001 Asset Trust, 6.664% due 9/15/2013(c)      2,324,468
                              BBB-     Baa3         1,250,000  Goodrich Corporation, 6.45% due 4/15/2008                  1,357,935
                              BBB      Baa3         1,985,000  Northrop Grumman Corporation, 4.079% due 11/16/2006        2,016,546
                                                                                                                       -------------
                                                                                                                          5,698,949
------------------------------------------------------------------------------------------------------------------------------------
Building                      BB+      Ba1          2,500,000  D.R. Horton, Inc., 7.50% due 12/01/2007                    2,750,000
Products - 0.3%
------------------------------------------------------------------------------------------------------------------------------------
Cable - US - 0.7%             BBB      Baa3         1,440,000  Comcast Cable Communications, Inc., 6.375%
                                                               due 1/30/2006                                              1,499,401
                              BBB      Baa3         4,500,000  TCI Communications, Inc., 8.35% due 2/15/2005              4,593,294
                                                                                                                       -------------
                                                                                                                          6,092,695
------------------------------------------------------------------------------------------------------------------------------------
Canadian Corporates***- 0.2%  BB       Ba3          1,700,000  Abitibi-Consolidated Company of Canada, 6.95%
                                                               due 12/15/2006 (2)                                         1,755,250
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.4%       A-       A2           3,500,000  KeyCorp, 1.833% due 7/23/2007(a)                           3,498,240
------------------------------------------------------------------------------------------------------------------------------------
Containers - 0.4%             BBB      Baa3         2,885,000  Sealed Air Corporation, 5.375% due 4/15/2008               3,012,304
------------------------------------------------------------------------------------------------------------------------------------

                                 Low Duration Master Portfolio (in U.S. dollars)

                              S&P      Moody's           Face
Industry++                    Ratings  Ratings         Amount  Corporate Bonds & Notes                                        Value
------------------------------------------------------------------------------------------------------------------------------------
Finance - 2.0%                                                 Household Finance Corporation:
                              A        A1       $     500,000      6.50% due 1/24/2006                                 $    524,169
                              A        A1           2,085,000      6.50% due 11/15/2008                                   2,294,244
                              A        A1           3,500,000      4.125% due 12/15/2008                                  3,539,904
                              AAA      Aaa          5,500,000  Sigma Finance Corporation, 4.281% due 8/15/2011            5,500,000
                              AAA      Aaa          2,700,000  Sigma Finance Incorporated, 3.245% due 3/31/2014(a)        2,709,426
                              A-       A3           2,745,000  Textron Financial Corporation, 2.75% due 6/01/2006         2,731,884
                                                                                                                       -------------
                                                                                                                         17,299,627
------------------------------------------------------------------------------------------------------------------------------------
Finance - Banks- 2.3%         A+       Aa2          5,000,000  Bank of America Corporation, 4.75% due 10/15/2006          5,171,185
                              BBB      Baa2         1,310,000  Capital One Bank, 4.875% due 5/15/2008                     1,356,813
                              BB+      Baa3         2,680,000  FirstBank Puerto Rico, 7.625% due 12/20/2005               2,778,225
                              A+       Aa2          2,000,000  FleetBoston Financial Corporation, 3.85% due 2/15/2008     2,023,196
                              A+       A1           1,500,000  Mellon Bank, NA, 7% due 3/15/2006                          1,593,672
                              BBB+     A3             670,000  Popular North America, Inc., 3.875% due 10/01/2008           669,623
                              A+       Aa3          5,000,000  U.S. Bancorp, 6.875% due 12/01/2004                        5,037,960
                              A-       A3             825,000  Washington Mutual, Inc., 5.625% due 1/15/2007                867,144
                                                                                                                       -------------
                                                                                                                         19,497,818
------------------------------------------------------------------------------------------------------------------------------------
Finance - Other- 9.3%         AA-      Aa1          5,000,000  Associates Corporation of North America, 6%
                                                               due 7/15/2005                                              5,132,650
                              A        A1           2,400,000  The Bear Stearns Companies Inc., 7.80% due 8/15/2007       2,683,325
                              A-       A3           1,600,000  Conoco Funding Company, 5.45% due 10/15/2006               1,677,451
                              A        A3           4,650,000  Countrywide Home Loans, Inc., 4.25% due 12/19/2007         4,736,183
                              A+       Aa3          3,000,000  Credit Suisse First Boston (USA) Inc., 4.70%
                                                               due 6/01/2009                                              3,087,747
                              BBB+     Baa2         4,500,000  Deutsche Telekom International Finance BV, 8.25%
                                                               due 6/15/2005                                              4,673,957
                                                               Ford Motor Credit Company:
                              BBB-     A3           2,000,000      7.50% due 3/15/2005                                    2,044,094
                              BBB-     A3           4,000,000      6.875% due 2/01/2006                                   4,185,688
                              BBB-     A3           2,500,000      7.75% due 2/15/2007                                    2,720,142
                              BBB      A3           6,700,000      2.79% due 9/28/2007(a)                                 6,691,993
                                                               General Motors Acceptance Corporation:
                              BBB-     A3           5,750,000      7.50% due 7/15/2005                                    5,964,509
                              BBB      A3           3,750,000      3.08% due 9/23/2008 (a)                                3,748,159
                              A+       A1           1,450,000  Golden West Financial Corporation, 5.50% due 8/08/2006     1,520,722
                                                               The Goldman Sachs Group, Inc.:
                              A+       Aa3          2,000,000      7.50% due 1/28/2005                                    2,033,200
                              A+       Aa3          2,220,000      4.125% due 1/15/2008                                   2,262,782
                              AA-      A1           1,900,000  International Lease Finance Corporation, 2.95%
                                                               due 5/23/2006                                              1,895,153
                              A+       Aa3          2,970,000  J.P. Morgan Chase & Co., 5.25% due 5/30/2007               3,121,054
                              BBB      Baa2         3,060,000  MBNA Corporation, 5.625% due 11/30/2007                    3,229,294
                              A+       Aa3          2,500,000  Morgan Stanley, 7.75% due 6/15/2005                        2,592,605
                              A+       A1           3,400,000  Natural Rural Utilities Cooperative Finance
                                                               Corporation, 3.25% due 10/01/2007                          3,368,356
                              BBB+     Baa1         1,629,167  Pemex Finance Ltd., 8.45% due 2/15/2007                    1,732,032
                                                               Prudential Financial, Inc.:
                              A-       A3           3,200,000      4.104% due 11/15/2006                                  3,253,229
                              A-       A3             500,000      3.75% due 5/01/2008                                      505,177
                              A+       A2           6,250,000  Verizon Global Funding Corporation, 6.75%
                                                               due 12/01/2005                                             6,542,806
                                                                                                                       -------------
                                                                                                                         79,402,308
------------------------------------------------------------------------------------------------------------------------------------
Gaming - 0.1%                 BB+      Ba2            915,000  Mandalay Resort Group, 6.45% due 2/01/2006                   942,450
------------------------------------------------------------------------------------------------------------------------------------
Hospitals - 0.5%              BBB-     Ba1          4,000,000  HCA Inc., 5.25% due 11/06/2008                             4,095,684
------------------------------------------------------------------------------------------------------------------------------------
Industrial - Consumer         A        A2           2,975,000  Fortune Brands, Inc., 2.875% due 12/01/2006                2,964,117
Goods - 0.4%
------------------------------------------------------------------------------------------------------------------------------------
Industrial - Energy - 1.1%    BBB      Baa2         3,000,000  DTE Energy Company, 2.74% due 6/01/2007(a)                 2,999,031
                              BBB      Baa2         2,960,000  Halliburton Company, 2.41% due 1/26/2007(a)(c)             2,961,468
                              BBB      Baa3         3,400,000  Panhandle Eastern Pipe Line Company, LLC, 2.75%
                                                               due 3/15/2007                                              3,337,052
                                                                                                                       -------------
                                                                                                                          9,297,551
------------------------------------------------------------------------------------------------------------------------------------
Industrial -                                                   DaimlerChrysler NA Holding Corporation:
Manufacturing - 2.1%          BBB      A3           4,200,000      3.40% due 12/15/2004                                   4,205,338
                              BBB      A3           1,200,000      6.40% due 5/15/2006                                    1,262,718
                              BBB-     Baa3         4,245,000  Lear Corporation, 7.96% due 5/15/2005                      4,377,440
                              BBB-     Baa3           915,000  Raytheon Company, 6.50% due 7/15/2005                        942,088
                              BBB-     Baa2         3,000,000  Staples, Inc., 7.125% due 8/15/2007                        3,281,067
                              NR*      Ba1            360,000  The Timken Company, 6.75% due 8/21/2006                      375,423
                              BBB      Baa3         3,000,000  Tyco International Group SA, 6.375% due 2/15/2006          3,136,287
                                                                                                                       -------------
                                                                                                                         17,580,361
------------------------------------------------------------------------------------------------------------------------------------
Industrial - Services - 2.0%                                   Cendant Corporation:
                              BBB      Baa1         1,100,000      6.875% due 8/15/2006                                   1,172,436
                              BBB      Baa1         3,300,000      4.89% due 8/17/2006                                    3,356,331

                                 Low Duration Master Portfolio (in U.S. dollars)

                              S&P      Moody's           Face
Industry++                    Ratings  Ratings         Amount  Corporate Bonds & Notes                                        Value
------------------------------------------------------------------------------------------------------------------------------------
Industrial - Services         BBB+     Baa2     $   1,350,000  Fiserv, Inc., 4% due 4/15/2008                          $  1,365,922
(concluded)                   BBB-     Baa3         1,000,000  InterActiveCorp, 6.75% due 11/15/2005                      1,031,663
                              BBB-     Baa3         4,050,000  Liberty Media Corporation, 3.38% due 9/17/2006(a)          4,093,375
                              BBB      Baa3         2,010,000  Manor Care, Inc., 7.50% due 6/15/2006                      2,152,611
                              BBB-     Baa3         1,250,000  News America Incorporated, 6.75% due 1/09/2038             1,391,982
                              BBB+     Baa1         1,100,000  PHH Corporation, 6% due 3/01/2008                          1,179,848
                              BBB+     Baa1         1,000,000  Time Warner Inc., 5.625% due 5/01/2005                     1,017,929
                                                                                                                       -------------
                                                                                                                         16,762,097
------------------------------------------------------------------------------------------------------------------------------------
Industrial - Transportation   AAA      Aaa            819,275  American Airlines, Inc., 3.857% due 1/09/2012                808,011
- 0.3%                        BBB      Baa2         2,000,000  CSX Corporation, 6.46% due 6/22/2005                       2,050,440
                                                                                                                       -------------
                                                                                                                          2,858,451
------------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.9%              A-       Baa2         1,570,000  Aon Corporation, 6.70% due 1/15/2007                       1,678,760
                              A-       A3           2,000,000  The Hartford Financial Services Group, Inc., 4.70%
                                                               due 9/01/2007                                              2,065,440
                              A+       A3           1,000,000  Marsh & McLennan Companies, Inc., 3.625% due 2/15/2008     1,002,870
                              A        A2           2,300,000  MetLife, Inc., 3.911% due 5/15/2005                        2,323,704
                              AA       Aa3            385,000  Monumental Global Funding II, 3.85% due 3/03/2008(c)         391,072
                                                                                                                       -------------
                                                                                                                          7,461,846
------------------------------------------------------------------------------------------------------------------------------------
Leisure - 0.4%                A-       A3           3,500,000  Carnival Corporation, 3.75% due 11/15/2007                 3,516,544
------------------------------------------------------------------------------------------------------------------------------------
Multimedia - 0.3%             BB+      Baa3         2,600,000  Media General, Inc., 6.95% due 9/01/2006                   2,708,950
------------------------------------------------------------------------------------------------------------------------------------
Paper - 0.3%                  BB+      Ba2          2,800,000  Boise Cascade Corporation, 7.66% due 5/27/2005             2,886,215
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment        BBB-     Baa3         4,000,000  IRT Property Company, 7.77% due 4/01/2006                  4,249,268
Trust - 1.5%                                                   Nationwide Health Properties, Inc.:
                              BBB-     Baa3         1,400,000      7.60% due 11/20/2028                                   1,561,760
                              BBB-     Baa3         5,000,000      6.90% due 10/01/2037                                   5,403,005
                              BBB-     Baa3         1,400,000      6.59% due 7/07/2038                                    1,458,512
                                                                                                                       -------------
                                                                                                                         12,672,545
------------------------------------------------------------------------------------------------------------------------------------
Retail - Stores - 0.4%        BBB-     Baa3         2,750,000  Yum! Brands, Inc., 8.50% due 4/15/2006                     2,970,074
------------------------------------------------------------------------------------------------------------------------------------
Utilities - Communications -  BBB      Baa2         1,250,000  Harris Corporation, 6.35% due 2/01/2028                    1,337,754
2.0%                          BBB-     Baa3         5,200,000  Sprint Capital Corporation, 6% due 1/15/2007               5,504,283
                              BBB      Baa3         1,500,000  TELUS Corporation, 7.50% due 6/01/2007                     1,644,836
                                                               Telecom Italia Capital SA (c):
                              BBB+     Baa2         1,500,000      4% due 11/15/2008                                      1,508,430
                              BBB+     Baa2         7,200,000      4% due 1/15/2010                                       7,145,546
                                                                                                                       -------------
                                                                                                                         17,140,849
------------------------------------------------------------------------------------------------------------------------------------
Utilities - Electric & Gas -  A        A2           2,500,000  Alabama Power Company, 2.80% due 12/01/2006                2,486,432
3.3%                          BBB      Baa3         1,465,000  American Electric Power Company, Inc., 6.125%
                                                               due 5/15/2006                                              1,535,858
                              BBB      Baa2         1,060,000  Appalachian Power Company, 3.60% due 5/15/2008             1,053,055
                              A        A1           4,645,000  Boston Edison Company, 2.57% due 10/15/2005(a)             4,663,571
                              BBB      Baa2         4,450,000  Conectiv, 5.30% due 6/01/2005                              4,512,914
                              A-       A3             645,000  Detroit Edison Company, 5.05% due 10/01/2005                 660,289
                                                               Dominion Resources, Inc.:
                              BBB+     Baa1         2,500,000      7.625% due 7/15/2005                                   2,595,800
                              BBB+     Baa1         1,030,000      2.011% due 5/15/2006(a)                                1,031,950
                              A-       A2           2,125,000  FPL Group Capital Inc., 2.275% due 3/30/2005(a)            2,127,873
                              BBB      Baa1         2,500,000  PSE&G Power LLC, 6.875% due 4/15/2006                      2,641,502
                              NR*      A3           2,500,000  Southern California Edison Company, 2.353%
                                                               due 1/13/2006(a)                                           2,509,705
                              BB-      Ba2          1,480,000  Westar Energy, Inc., 9.75% due 5/01/2007                   1,686,012
                              BBB-     Baa1           685,000  Xcel Energy, Inc., 3.40% due 7/01/2008                       674,802
                                                                                                                       -------------
                                                                                                                         28,179,763
------------------------------------------------------------------------------------------------------------------------------------
Yankee Corporates***-1.4%     A-       Baa1         3,500,000  British Telecommunications PLC, 7.875%
                                                               due 12/15/2005(3)                                          3,707,259
                              BBB+     Baa2         2,500,000  France Telecom, 7.95% due 3/01/2006(3)                     2,670,615
                                                               Pemex Project Funding Master Trust (a)(c )(1):
                              BBB-     Baa1         1,520,000      3.54% due 1/07/2005                                    1,531,400
                              BBB-     Baa1         3,500,000      3.188% due 6/15/2010                                   3,536,750
                                                                                                                       -------------
                                                                                                                         11,446,024
                              ------------------------------------------------------------------------------------------------------
                                                               Total Corporate Bonds & Notes
                                                               (Cost - $279,313,022) -- 33.3%                           282,490,712
                              ------------------------------------------------------------------------------------------------------

                                                              September 30, 2004

                                 Low Duration Master Portfolio (in U.S. dollars)

Preferred Securities                                   Shares
Industry++                                               Held  Preferred Stock                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Finance -Other 0.1%                                     1,500  Home Ownership Funding Corporation II (c)               $    620,930
                              ------------------------------------------------------------------------------------------------------
                                                               Total Preferred Stock (Cost - $1,500,000) -- 0.1%            620,930
                              ------------------------------------------------------------------------------------------------------

                              S&P      Moody's           Face
                              Ratings  Ratings         Amount  Trust Preferred
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 1.0%    NR*      NR*      $   8,490,000  RC Trust I, 7% due 5/15/2006                               8,887,977
------------------------------------------------------------------------------------------------------------------------------------
Utilities - Electric & Gas -  BB+      Ba1          5,120,000  PPL Capital Funding, Inc., 7.29% due 5/18/2006             5,392,845
0.6%
------------------------------------------------------------------------------------------------------------------------------------
                                                               Total Trust Preferred (Cost - $14,319,933) -- 1.6%        14,280,822
                              ------------------------------------------------------------------------------------------------------
                                                               Total Preferred Securities -
                                                               (Cost - $15,819,933) -- 1.7%                              14,901,752
                              ------------------------------------------------------------------------------------------------------

                                                               Short-Term Investments
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper**                                 36,000,000  Apreco, LLC, 1.78% due 10/28/2004                         35,951,940
                                                   36,000,000  Atlantic Asset Securitization Corporation, 1.77%
                                                               due 10/04/2004                                            35,994,690
                                                   36,000,000  Bryant Park Funding LLC, 1.78% due 10/26/2004             35,955,500
                                                   36,000,000  Compass Securitization LLC, 1.78% due 10/22/2004          35,962,620
                                                    5,000,000  Park Granada LLC, 1.80% due 10/08/2004                     4,998,250
                                                   22,144,000  Rio Tinto (Commercial Paper) Limited, 1.75%
                                                               due 10/07/2004                                            22,137,541
                                                   36,000,000  Romulus Funding Corp., 1.81% due 10/26/2004               35,954,750
                                                   26,700,000  UBS Finance (Delaware) Inc., 1.88% due 10/01/2004         26,700,000
                                                                                                                       -------------
                                                                                                                        233,655,291
------------------------------------------------------------------------------------------------------------------------------------
Time Deposits                                          55,032  Brown Brothers Harriman & Co., 1.19% due 9/30/2004            55,032
------------------------------------------------------------------------------------------------------------------------------------

                                                       Shares
                                                         Held
------------------------------------------------------------------------------------------------------------------------------------
                                                   24,704,625  Merrill Lynch Premier Institution Fund (f)(g)             24,704,625
                              ------------------------------------------------------------------------------------------------------
                                                               Total Short-Term Investments
                                                               (Cost - $258,414,948) -- 30.4%                           258,414,948
------------------------------------------------------------------------------------------------------------------------------------

                                                    Number of
                                                    Contracts  Options Purchased
------------------------------------------------------------------------------------------------------------------------------------
Call Options Purchased-0.0%                             57+++  London InterBank Offered Rate (LIBOR) Linked Floor,
                                                               expiring April 2005 at USD 1.5, Broker J.P. Morgan
                                                               Chase Bank.                                                      570
                              ------------------------------------------------------------------------------------------------------
                                                               Total Options Purchased
                                                               (Premiums Paid - $34,200) -- 0.0%                                570
                              ------------------------------------------------------------------------------------------------------
                              Total Investments (Cost - $922,177,938****) - 108.7%                                      923,110,927

                              Liabilities in Excess of Other Assets - (8.7%)                                            (73,827,671)
                                                                                                                       -------------
                              Net Assets - 100.0%                                                                      $849,283,256
                                                                                                                       =============

*     Not Rated.
** Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Portfolio.
***   Corresponding industry groups for foreign securities:
      (1) Fiancial Institution.
      (2) Industrial.
      (3) Telecommunications.
**** The cost and unrealized apprciation /depreciation of investments as of Septemeber 30, 2004, as computed for federal Income tax purposes were as follows:

      Aggregate cost                                              $ 922,181,497
                                                                  =============
      Gross unrealized appreciation                               $   4,678,469
      Gross unrealized depreciation                                  (3,749,039)
                                                                  -------------
      Net unrealized appreciation                                 $     929,430
                                                                  =============

+ Asset-Backed and Mortgage-Backed Obligations are subject to principal paydowns as result of prepayments or refinancings of the underlying instruments. As a result, the average life may be substantially less than the original maturity.
++ For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposesof this report, which may combine such indusrty sub-classifications for reporting ease.
+++   One contract represents a notional amount of $1,000,000.
(a)   Floating rate note.
(b)   Security, or portion of security, is on loan.
(c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(d)   Represents the interest only portion of a mortgage-backed obligation.
(e) All or a portion of security held as collateral in connection with open financial futures contracts.
(f) Investments in companies considered to be an affiliate of the Portfoilo (such compaines are defined as Affiliated Companies in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
      Affiliate                                 Net Activity     Dividend Income
      --------------------------------------------------------------------------
      Merrill Lynch Premier
       Institutional Fund                        24,704,625        $    5,286
      --------------------------------------------------------------------------

(g)   Security was purchased with cash proceeds from securities loans.

Schedule of  Investments as of September 30, 2004 (concluded)
                                 Low Duration Master Portfolio (in U.S. dollars)

Finacial futures contracts purchased as of September 30, 2004 were as follows:
--------------------------------------------------------------------------------
Number of                         Expiration           Face          Unrealized
Contracts       Issue                Date             Value         Depreciation
--------------------------------------------------------------------------------
31             Five-Year
             U.S. Treasury
                 Note            December 2004     $ 3,446,415       $ (13,165)
--------------------------------------------------------------------------------

Swap contracts outstanding as of September 30, 2004 were follows:

                                                                      Unrealized
                                                        Notional     Appreciation/
                                                         Amount      Depreciation
----------------------------------------------------------------------------------
Sold credit default protection on WFS
Financial Owner Trust and receive
..41% interest
Broker, Morgan Stantley Capital Services Inc.
Expires December 2010                                  $ 5,779,000    $     5,710

Bought credit default protection on AON
Corp. and pays 2.8025% interest
Broker, J.P. Morgan Chase Bank
Expires January 2007                                   $ 1,725,000         (5,132)

Bought credit default protection on AON
Corp. and pays .37% interest
Broker, Morgan Stanley Capital Services Inc.
Expires January 2007                                   $ 1,725,000          7,797

Receive a variable rate return based on 3-month USD
 LIBOR, plus .56%, which is capped at a fixed
coupon of 8% and callable quarterly
beginning September 2004 and pay floating
rate based on 3-month USD LIBOR
Broker, J.P. Morgan Chase Bank
Expires June 2010                                      $17,250,000         21,413

Receive a variable rate return based on 3-month USD
 LIBOR, plus .40%, which is capped at a fixed
coupon of 7% and callable quarterly
beginning September 2004 and pay floating
rate based on 3-month USD LIBOR
Broker, J.P. Morgan Chase Bank
Expires August 2010                                    $16,650,000        (11,938)
----------------------------------------------------------------------------------
Total                                                                 $    17,850
                                                                      ===========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Low Duration Fund of Merrill Lynch Investment Managers Funds, Inc. and Low Duration Master Portfolio of Fund Asset Management Master Trust


By: /s/ Terry K. Glenn
    ------------------------------
    Terry K. Glenn,
    President
    Merrill Lynch Low Duration Fund of Merrill Lynch Investment Managers Funds, Inc. and Low Duration Master Portfolio of Fund Asset Management Master Trust

Date: November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    ------------------------------
    Terry K. Glenn
    President
    Merrill Lynch Low Duration Fund of Merrill Lynch Investment Managers Funds, Inc. and Low Duration Master Portfolio of Fund Asset Management Master Trust

Date: November 19, 2004


By: /s/ Donald C. Burke
    ------------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Low Duration Fund of Merrill Lynch Investment Managers Funds, Inc. and Low Duration Master Portfolio of Fund Asset Management Master Trust

Date: November 19, 2004